Loss per share	6 Months Ended
Jun. 30, 2025
Loss per share
Earnings per share

4.Loss per share

	For the Three Months
	Ended June 30,
In CHF thousands except for share and per share data	2025	2024
Loss per share (EPS)
Numerator
Net loss attributable to equity holders of the Company	(21,189)	(22,760)
Denominator
Weighted-average number of shares outstanding used to compute EPS basic and diluted attributable to equity holders	100,631,371	99,549,910
Basic and diluted loss per share for the period attributable to equity holders	(0.21)	(0.23)

	For the Six Months
	Ended June 30,
In CHF thousands except for share and per share data	2025	2024
Loss per share (EPS)
Numerator
Net loss attributable to equity holders of the Company	(40,218)	(40,622)
Denominator
Weighted-average number of shares outstanding used to compute EPS basic and diluted attributable to equity holders	100,519,884	99,467,690
Basic and diluted loss per share for the period attributable to equity holders	(0.40)	(0.41)

In periods for which AC Immune has a loss, basic net loss per share is the same as diluted net loss per share. The Company has excluded from the calculation of diluted loss per share all potentially dilutive in-the-money share options. See “Note 12. Share-based compensation” for the potentially dilutive equity awards.